Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000198632 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198632 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198632 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198632 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198632 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198632 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198632 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198632 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198632 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198632 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198632 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198632 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000198632 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198632 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198632 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198632 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198632 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198632 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000198632 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198632 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000198632 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227916 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227916 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227916 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227916 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227916 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227916 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227916 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227916 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227916 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227916 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227916 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000227916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227916 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227917 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227917 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227917 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227917 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227917 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227917 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227917 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227917 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227917 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227917 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227917 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000227917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227917 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227914 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227914 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227914 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227914 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227914 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227914 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227914 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227914 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227914 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227914 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000227914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227914 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227913 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227913 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227913 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227913 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227913 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227913 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227913 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227913 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227913 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227913 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000227913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227913 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227913 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227915 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227915 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227915 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227915 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227915 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227915 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227915 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227915 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227915 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227915 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000227915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000227915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227915 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236691 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236691 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236691 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236691 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236691 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236691 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236691 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236691 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236691 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236695 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236695 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236695 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236695 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236695 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236695 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236695 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236695 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236695 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236695 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236695 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236695 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236695 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236695 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236695 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236695 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236695 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236695 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236695 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236694 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236694 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236694 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236694 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236694 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236694 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236694 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236694 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236694 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236694 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236694 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236694 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236694 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236694 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236694 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236694 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236694 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236694 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236693 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236693 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236693 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236693 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236693 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236693 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236693 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236693 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236693 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236693 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236693 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236693 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236693 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236693 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236693 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236693 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236693 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236693 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000236693 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236693 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236693 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247102 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247102 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247102 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000247102 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000247102 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247102 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247102 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247102 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247102 [Member] | Lowe s Companies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247102 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247102 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000247102 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000247102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000247102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000247102 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000247102 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000247102 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000247102 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000247102 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.20%
C000247102 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247102 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000247102 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247102 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%
C000247102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.50%
C000247102 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000251888 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251888 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251888 [Member] | DuPont de Nemours Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251888 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251888 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251888 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251888 [Member] | The Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251888 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251888 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251888 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251888 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251888 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000251888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251888 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251888 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251888 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251888 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251888 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251888 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000251888 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251888 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251888 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251888 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251888 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000251887 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251887 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251887 [Member] | DuPont de Nemours Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251887 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251887 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251887 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251887 [Member] | The Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251887 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251887 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251887 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251887 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251887 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251887 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251887 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251887 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251887 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000251887 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251887 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251887 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251887 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251887 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251887 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251887 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251887 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251887 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251887 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000251887 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251887 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251887 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251887 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251887 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000251891 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251891 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251891 [Member] | DuPont de Nemours Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251891 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251891 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251891 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251891 [Member] | The Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251891 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251891 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251891 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251891 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000251891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251891 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251891 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251891 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251891 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251891 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251891 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000251891 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251891 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251891 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251891 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251891 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000251890 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251890 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251890 [Member] | DuPont de Nemours Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251890 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251890 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251890 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251890 [Member] | The Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251890 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251890 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251890 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251890 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000251890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251890 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251890 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251890 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251890 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251890 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251890 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000251890 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251890 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251890 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251890 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251890 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000251889 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251889 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251889 [Member] | DuPont de Nemours Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251889 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251889 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251889 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251889 [Member] | The Walt Disney Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251889 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251889 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251889 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251889 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251889 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251889 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251889 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000251889 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251889 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000251889 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251889 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251889 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251889 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000251889 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251889 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000251889 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251889 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000251889 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251889 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000251889 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251889 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251889 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251889 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251889 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%